EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation:
Change in plan provisions	$ (3,900)
Postretirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	1,781	$ 2,977	$ 2,317
Service cost	12	29	24
Interest cost	85	126	118
Benefits paid	(12)	(18)	(40)
Change in plan provisions
Actuarial (gain) loss	(316)	(1,333)	558
Benefit obligation end of period	1,550	1,781	2,977
Change in plan assets
Fair value of plan assets at beginning of period
Employer contributions	12	18	40
Benefits paid	(12)	(18)	(40)
Fair value of plan assets at end of period
Funded status	(1,550)	(1,781)	(2,977)
Pension Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	18,605	19,304	15,873
Interest cost	841	798	796
Benefits paid	(496)	(451)	(532)
Change in plan provisions
Actuarial (gain) loss	722	(1,046)	3,167
Benefit obligation end of period	19,672	18,605	19,304
Change in plan assets
Fair value of plan assets at beginning of period	18,526	18,134	16,652
Actual return on plan assets	1,141	78	1,307
Employer contributions	700	765	707
Benefits paid	(496)	(451)	(532)
Fair value of plan assets at end of period	19,871	18,526	18,134
Funded status	199	(79)	(1,170)
Accumulated benefit obligation	$ 19,672	$ 18,605	$ 19,304